UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03609
                                   -----------------------------------

                                 Tep Fund, Inc.
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)


          1675 Broadway, 16th Floor, New York, NY             10019
          ------------------------------------------------------------
          (Address of principal executive offices)          (Zip code)

                       c/o Tocqueville Asset Management LP
                  1675 Broadway, 16th Floor, New York, NY 10019
          ------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-698-0835
                                                    ------------------

Date of fiscal year end: 11/30
                         ----------------------

Date of reporting period: 5/31/2005
                         ----------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                                 Tep Fund, Inc.
                               Semi-Annual Report
                                   (Unaudited)
                                  May 31, 2005

                                 Tep Fund, Inc.
                   40 West 57 Street -19th Floor @ Tocqueville
                              New York, N.Y. 10019
                                  212-698-0835

                                                                   July 12, 2005

To Our Shareholders,

      You should have recently received a semi-annual dividend payment of $0.33 per share sent to stockholders of record on June 17, 2005. This letter accompanies our May 31, 2005 report to stockholders.

      The $0.33 per share dividend compares to $0.37 paid a year earlier. The difference is a result of the $7,420 decrease in interest income and the increase in expenses of $14,266. These were partly offset by the increase in realized gains of $5,059. The decline in interest income was due to the continued replacement of bonds carrying higher interest rates with those with lower rates. The board of directors has chosen a policy of shortening the maturity of newly purchased bonds. Such bonds also carry lower interest rates.

      Expenses for the six months ended May 31st rose substantially. Accounting fees continued to increase $2,075, board of director fees doubled to $6,000, and legal fees of $9,676 were incurred. whereas there were no legal fees in the prior six-month period. Such legal fees primarily arose because of the new Sarbanes-Oxley Act and replying to an SEC letter of comments. This was described in more detail in my letter accompanying the November 30, 2004 Annual Report.

      The Board of Directors on July 6, 2005 approved the termination of J.H. Cohn, LLC as auditors for the company. Weiser LLP was then engaged as the new auditors for Tep Fund, Inc.

      The board is continuing its policy of re-investing available funds in shorter term securities. It continues to believe that operating a small registered investment company of Tep Fund's size is not feasible any longer, and other alternatives are being explored.

      The board of directors on March 17, 2005 agreed to amending the by-laws of Tep Fund, Inc. to indemnify the directors and officers of the company.

      The management of Tep Fund continues its policy of investing in only high quality municipal bonds diversified by issuer. Our primary objectives are the safety of the Fund's assets and obtaining a high return consistent with the high quality of the Fund's assets. It now seeks to gradually shorten the maturities of the bonds in the portfolio.

      The Board of Directors joins me in expressing our gratitude to the stockholders for their continued support and interest in the Tep Fund, Inc.

Sincerely,


/s/ Stephen Tabb
Stephen Tabb, President

[LOGO WEISER]

                           [LETTERHEAD OF WEISER LLP]

                                                    Weiser LLP
                                                    Certified Public Accountants

                                                    135 West 50th Street
                                                    New York, NY 10020-1299
                                                    Tel 212.812.7000
                                                    Fax 212.375.6888

                                                    www.weiserLLP.com

                         INDEPENDENT ACCOUNTANTS' REPORT

To the Board of Directors and Shareholders
Tep Fund, Inc.

We have reviewed the accompanying statement of assets and liabilities of Tep Fund, Inc. including the portfolio of investments in municipal bonds, as of May 31, 2005, and the related statements of operations, changes in net assets and financial highlights for the six months then ended. These interim financial statements and financial highlights are the responsibility of the Company's management.

We conducted our review in accordance with standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights referred to above for them to be in conformity with accounting principles generally accepted in the United States of America.

The 2004 financial statements and financial highlights of Tep Fund, Inc. were audited, in accordance with the standards of the Public Accounting Oversight Board (United States), by other accountants, whose report dated January 6, 2005, expressed an unqualified opinion on them.

We have not audited or reviewed the financial highlights of Tep Fund, Inc. for any period prior to the six months ended May 31, 2005, and, accordingly, we express no opinion or other assurance thereon.


                                       /s/ Weiser LLP
                                       ----------------------------
                                       CERTIFIED PUBLIC ACCOUNTANTS

New York, NY
July 13, 2005

                                 TEP FUND, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES

                      (See Independent Accountants' Report)

                                                                    May 31, 2005    November 30, 2004
                                                                    ------------    -----------------
                                                                    (Unaudited)
             ASSETS
INVESTMENTS AT FAIR VALUE                                          $11,928,716         $11,986,718
     (AMORTIZED COST $11,427,923
     AT MAY 31, 2005 AND $11,449,937 AT NOVEMBER 30, 2004)

CASH                                                                     8,293               3,644

ACCRUED INTEREST RECEIVABLE                                            165,634             155,426

PREPAID INSURANCE                                                          862               1,725
                                                                   -----------         -----------

             TOTAL ASSETS                                          $12,103,505         $12,147,513

             LESS LIABILITIES

ACCRUED EXPENSES                                                        14,085              11,308

DUE TO FUND ADVISOR                                                      5,100              10,100
                                                                   -----------         -----------

             TOTAL LIABILITIES                                          19,185              21,408

NET ASSETS                                                         $12,084,320         $12,126,105
                                                                   ===========         ===========

             NET ASSETS CONSIST OF:

NET CAPITAL PAID FOR STOCK                                         $11,319,262         $11,319,262

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                        264,265             270,062

NET UNREALIZED APPRECIATION ON INVESTMENTS                             500,793             536,781
                                                                   -----------         -----------

             TOTAL                                                 $12,084,320         $12,126,105
                                                                   ===========         ===========

SHARES AUTHORIZED                                                    3,000,000           3,000,000

SHARES OUTSTANDING                                                     627,459             627,459

NET ASSET VALUE PER SHARE                                          $     19.26         $     19.33
                                                                   ===========         ===========

The accompanying notes are an integral part of these financial statements.

                                 TEP FUND, INC.
                            STATEMENTS OF OPERATIONS
                      {See Independent Accountants' Report)

                                         Six months ended        Year ended
                                           May 31, 2005      November 30, 2004
                                         ----------------    -----------------
                                           (Unaudited)
INVESTMENT INCOME:
TAX-EXEMPT INTEREST                        $ 249,886             $ 513,262
                                           ---------             ---------

EXPENSES:
    CUSTODIAN FEES                             3,000                 6,000
    DIRECTORS' FEES                            6,000                 6,000
    ACCOUNTING FEES                            9,575                15,500
    PRINTING, REPORTS, MISC                      602                    --
    REGISTRAR & TRANSFER                       1,680                 4,602
    INSURANCE                                    863                 1,725
    NSAR, REPORTS, MISC                           --                 1,410
    FRANCHISE TAXES                              455                   455
    INVESTMENT ADVISORY FEES (NOTE 3)         15,140                30,333
    LEGAL FEES                                 9,676                 1,740
                                           ---------             ---------

            TOTAL EXPENSES                    46,991                67,765
                                           ---------             ---------

            NET INVESTMENT INCOME            202,895               445,497
                                           ---------             ---------

REALIZED GAIN FROM SECURITY TRANSACTIONS
    (NOTE 4)                                  10,919                 7,942
                                           ---------             ---------

UNREALIZED APPRECIATION ON INVESTMENTS:
      BEGINNING OF PERIOD                    536,781               712,853
      END OF PERIOD                          500,793               536,781
                                           ---------             ---------

    DECREASE IN UNREALIZED
      APPRECIATION ON INVESTMENTS            (35,988)             (176,072)
                                           ---------             ---------

    NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS             $ 177,826             $ 277,367
                                           =========             =========

The accompanying notes are an integral part of these financial statements.

                                 TEP FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                      (See Independent Accountants' Report)

                                                       Six months ended        Year ended
                                                         May 31, 2005      November 30, 2004
                                                       ----------------    -----------------
                                                         (Unaudited)
INCREASE IN NET ASSETS - OPERATIONS:
    NET INVESTMENT INCOME                               $    202,895          $    445,497

    REALIZED GAIN FROM SECURITY TRANSACTIONS                  10,919                 7,942

    DECREASE IN UNREALIZED
      APPRECIATION ON INVESTMENTS                            (35,988)             (176,072)
                                                        ------------          ------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                                177,826               277,367
                                                        ------------          ------------
DIVIDENDS PAID TO SHAREHOLDERS ($0.35 PER SHARE
    IN JANUARY 2005 AND $0.78 IN JANUARY 2004)
    NET INVESTMENT INCOME                                    217,529               481,476
    NET REALIZED GAIN                                          2,082                 7,942
                                                        ------------          ------------
    TOTAL DIVIDENDS                                          219,611               489,418
                                                        ------------          ------------

NET DECREASE IN NET ASSETS                                   (41,785)             (212,051)

NET ASSETS:

    AT BEGINNING OF PERIOD                                12,126,105            12,338,156
                                                        ------------          ------------

    AT END OF PERIOD (INCLUDES UNDISTRIBUTED
    INVESTMENT INCOME OF $264,255 IN 2005 AND
    $270,062 IN 2004)                                   $ 12,084,320          $ 12,126,105
                                                        ============          ============

The accompanying notes are an integral part of these financial statements.

                                 TEP FUND, INC.
                              FINANCIAL HIGHLIGHTS

        SELECTED DATA AND RATIOS (FOR A SHARE OUTSTANDING THROUGHOUT THE
                              PERIODS AS FOLLOWS:)

                      (See Independent Accountants' Report)

                                                FOR THE
                                               SIX MONTHS         FOR THE YEARS ENDED NOVEMBER 30,
                                                 ENDED
                                               ----------         ----------    ----------   ----------    ----------   ----------
                                              May 31, 2005           2004          2003         2002          2001         2000
                                               ----------         ----------    ----------   ----------    ----------   ----------
                                               UNAUDITED
NET ASSET VALUE, BEGINNING OF YEAR             $    19.33         $    19.66    $    19.57   $    19.49    $    19.15   $    19.11
                                               ----------         ----------    ----------   ----------    ----------   ----------

INCOME FROM INVESTMENT OPERATIONS
    NET INVESTMENT INCOME                            0.32               0.71          0.82         0.89          0.93         0.96
    NET REALIZED AND UNREALIZED GAIN (LOSS)         (0.04)             (0.27)         0.16         0.10          0.40         0.13
                                               ----------         ----------    ----------   ----------    ----------   ----------
NET INCREASE FROM INVESTMENT OPERATIONS              0.28               0.44          0.98         0.99          1.33         1.09
                                               ----------         ----------    ----------   ----------    ----------   ----------
DIVIDENDS TO SHAREHOLDERS FROM:
    NET INVESTMENT INCOME                            0.34               0.76          0.86         0.91          0.97         1.02
    NET REALIZED GAIN                                0.01               0.01          0.03         0.02          0.03
                                               ----------         ----------    ----------   ----------    ----------   ----------
TOTAL DIVIDENDS                                      0.35               0.77          0.89         0.91          0.99         1.05
                                               ----------         ----------    ----------   ----------    ----------   ----------
NET ASSET VALUE, END OF PERIOD                 $    19.26         $    19.33    $    19.66   $    19.57    $    19.49   $    19.15
                                               ==========         ==========    ==========   ==========    ==========   ==========
TOTAL INVESTMENT RETURN                               1.4%(1)            2.2%          5.0%         5.1%          6.9%         5.7%

RATIOS AND SUPPLEMENTAL DATA
RATIO TO AVERAGE NET ASSETS
    EXPENSES                                         0.78%(2)           0.55%         0.53%        0.50%         0.49%        0.50%
    NET INVESTMENT INCOME                            3.37%(2)           3.64%         4.16%        4.55%         4.82%        5.03%

PORTFOLIO TURNOVER RATIO                              6.1%(1)            8.2%         17.9%         8.0%         14.2%         5.1
NET ASSETS, END OF PERIOD (000'S)              $   12,084         $   12,126    $   12,338   $   12,285    $   12,230   $   12,018


THE SHARES OF TEP FUND, INC. DO NOT READILY TRADE AND THERE IS NO REGULAR MARKET FOR THE STOCK. THEREFORE NO YEAR END MARKET VALUES WERE SHOWN.

(1)   NOT ANNUALIZED
(2)   ANNUALIZED


The accompanying notes are an integral part of these financial statements.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2005
                                   (Unaudited)

                      (See independent Accountant's Report)

% OF                                                         RATE       MATURITY          FACE       AMORTIZED       FAIR
TOTAL   MUNICIPAL BONDS                                       (%)         DATE           AMOUNT         COST         VALUE
-----------------------------------------------------------------------------------------------------------------------------
 2.56%  CALIFORNIA

        LOS ANGELES DEPT WATER & POWER                       4.000      7/1/2016      $   200,000   $   200,000   $   203,452
        WATERWORKS
        CALLABLE 07/01/2013 @ 100
        MBIA INSURED
        RATED AAA/Aaa

        LOS ANGELES COMMUNITY REDEV AGY                      6.450      7/1/2017      $   105,000   $   106,094   $   106,415
        HSG RFOC SER A
        CALLABLE 07/01/2005 @ 101
        AMBAC INSURED
        RATED AAA/Aaa
                                                                                      ---------------------------------------
        TOTAL CALIFORNIA                                                              $   305,000   $   306,094   $   309,867
                                                                                      ---------------------------------------

 5.72%  FLORIDA
        BOARD OF EDUCATION CAPITAL                           5.875      6/1/2020      $   250,000   $   252,530   $   252,500
        OUTLAY
        PREREFUNDED 06/01/2005 @ 101
        RATED AAA/Aaa

        BOARD OF EDUCATION CAPITAL                           4.875      1/1/2011      $   150,000   $   151,860   $   153,306
        OUTLAY SER A
        CALLABLE 01/01/2006 @ 101 AND
        01/01/2007 @ 100
        RATED AA+/Aa2

        BOARD OF EDUCATION CAPITAL                           6.000      6/1/2021      $   250,000   $   250,000   $   285,825
        OUTLAY PUB ED SER C
        CALLABLE 06/01/2010 @ 101 AND
        06/01/2011 @ 100
        FGIC INSURED
        RATED AAA/Aaa
                                                                                      ---------------------------------------
        TOTAL FLORIDA                                                                 $   650,000   $   654,390   $   691,630
                                                                                      ---------------------------------------

 4.30%  GEORGIA
        STATE GENERAL OBLIGATION                             6.250      8/1/2006      $   500,000   $   522,957   $   519,665
        NON-CALLABLE
        RATED AAA/Aaa
                                                                                      ---------------------------------------
        TOTAL GEORGIA                                                                 $   500,000   $   522,957   $   519,665
                                                                                      ---------------------------------------

                                   {Continued)
   The accompanying notes are an integral part of these financial statements.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2005
                                   (Unaudited)

                      (See independent Accountant's Report)

% OF                                                         RATE       MATURITY          FACE       AMORTIZED       FAIR
TOTAL   MUNICIPAL BONDS                                       (%)         DATE           AMOUNT         COST         VALUE
-----------------------------------------------------------------------------------------------------------------------------

 3.19%  ILLINOIS
        STATE GENERAL OBLIGATION                             5.125      3/1/2011      $   115,000   $   114,550   $   124,392
        CALLABLE 03/01/2009 @ 101
        FGIC INSURED
        RATED AAA/Aaa

        STATE GENERAL OBLIGATION                             5.750      5/1/2017      $   250,000   $   247,548   $   260,992
        CALLABLE 05/01/2006 @ 102
        MBIA INSURED
        RATED AAA/Aaa
                                                                                      ---------------------------------------
        TOTAL ILLINOIS                                                                $   365,000   $   362,098   $   385,384
                                                                                      ---------------------------------------

 0.13%  INDIANA
        STATE HOUSING AUTH SINGLE FAMILY                     5.150      7/1/2017      $    15,000   $    15,046   $    15,513
        MTGE REV SER D
        CALLABLE 01/01/2009 @ 101
        GNMA BACKED
        RATED NR/Aaa
                                                                                      ---------------------------------------
        TOTAL INDIANA                                                                 $    15,000   $    15,046   $    15,513
                                                                                      ---------------------------------------

 2.45%  IOWA
        FIN AUTHORITY SINGLE FAMILY REV                      3.000      7/1/2008      $   135,000   $   135,000   $   134,507
        NON-CALLABLE
        RATED AAA/Aaa

        HIGHER ED LN AUTH REV                                5.125      10/1/2019     $   150,000   $   150,309   $   161,971
        CALLABLE 10/01/2008 @ 101
        MBIA INSURED
        RATED AAA/Aaa
                                                                                      ---------------------------------------
        TOTAL IOWA                                                                    $   285,000   $   285,309   $   296,479
                                                                                      ---------------------------------------

 6.38%  MASSACHUSETTS
        STATE GENERAL OBLIGATION REF SER                     4.000      10/1/2016     $   250,000   $   249,243   $   254,788
        NON-CALLABLE
        MBI INSURED
        RATED AA-/Aa2

                                  {Continued)
The accompanying notes are an integral part of these financial statements.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2005
                                   (Unaudited)

                      (See independent Accountant's Report)

% OF                                                         RATE       MATURITY          FACE       AMORTIZED       FAIR
TOTAL   MUNICIPAL BONDS                                       (%)         DATE           AMOUNT         COST         VALUE
-----------------------------------------------------------------------------------------------------------------------------

        DEUTSCHES ALTENHEIM NURSING                          5.050      10/1/2019     $   235,000   $   234,413   $   251,217
        HOME BOSTON MASS REV SER C
        CALLABLE 10/01/2008 @ 102
        FHA INSURED
        RATED AAA/NR

        BOSTON INDUSTRIAL DEVELOPMENT                        5.900      2/1/2022      $   250,000   $   251,200   $   265,103
        FINANCE AUTH SER A
        CALLABLE 02/01/2007 @ 102
        FHA INSURED
        RATED AAA/NR
                                                                                      ---------------------------------------
        TOTAL MASSACHUSETTS                                                           $   735,000   $   734,855   $   771,107
                                                                                      ---------------------------------------

3.16%   NEW JERSEY
        STATE CERTIFICATE OF                                 5.000      6/15/2014     $   250,000   $   249,375   $   278,620
        PARTICIPATION SER A
        CALLABLE 06/15/2007 @ 100
        RATED AAA/Aaa

        WATCHUNG HILL SCHOOL DISTRICT                        4.250      1/15/2015     $   100,000   $   101,570   $   103,763
        CALLABLE 01/15/2013 @ 100
        FGIC INSURED
        RATED AAA/Aaa
                                                                                      ---------------------------------------
        TOTAL NEW JERSEY                                                              $   350,000   $   350,945   $   382,383
                                                                                      ---------------------------------------

0.84%   NEW MEXICO
        MORTGAGE FINANCE AUTHORITY                           4.000      3/1/2013      $   100,000   $   100,000   $   101,505
        CALLABLE 09/01/2012 @ 100
        RATED AAA/Aaa
                                                                                      ---------------------------------------
        TOTAL NEW MEXICO                                                              $   100,000   $   100,000   $   101,505
                                                                                      ---------------------------------------

23.30%  NEW YORK
        NEW YORK STATE TWY AUTH ST PERS                      2.000      3/15/2007     $   250,000   $   249,820   $   244,058
        INCOME TAX REV
        NON-CALLABLE
        RATED AA/A1

                                   {Continued)
   The accompanying notes are an integral part of these financial statements.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2005
                                   (Unaudited)

                      (See independent Accountant's Report)

% OF                                                         RATE       MATURITY          FACE       AMORTIZED       FAIR
TOTAL   MUNICIPAL BONDS                                       (%)         DATE           AMOUNT         COST         VALUE
-----------------------------------------------------------------------------------------------------------------------------

        EAST ROCHESTER HSG AUTH REV                          2.750      12/20/2007    $   300,000   $   298,176   $   298,263
        NON-CALLABLE
        RATED AAA/NR

        STATE DORM AUTH REV HOSP-INSD-                       4.200      8/15/2014     $   200,000   $   200,000   $   207,272
        MTG-KALEIDA HEALTH
        CALLABLE 02/15/2014 @ 100
        FHA INSURED
        RATED AAA

        STATE MED CARE FACILITIES                            5.750      8/15/2019     $    70,000   $    70,000   $    75,236
        PREREFUNDED 02/15/2008 @ 100
        FHA INSURED
        RATED AAA/Aa2

        STATE GENERAL OBLIGATION                             4.000      3/15/2012     $   250,000   $   252,851   $   259,470
        NON-CALLABLE
        FSAINSURED
        RATED AAA/Aaa

        STATE GENERAL OBLIGATION                             5.000      7/15/2014     $   250,000   $   249,250   $   268,047
        CALLABLE 07/15/2008 @ 101
        AMBAC INSURED
        RATED AAA/Aaa

        STATE THRUWAY AUTHORITY HWY                          5.000      4/1/2015      $   250,000   $   246,875   $   265,118
        AND BRDG-SER A
        CALLABLE 04/01/2008 @ 101
        FGIC INSURED
        RATED AAA/Aaa

        NEW YORK CITY MUN WTR FINANCE                        4.500      6/15/2016     $   100,000   $   103,231   $   104,915
        AUTH WTR & SWR SYS REV SER A
        CALLABLE 06/15/2012 @ 100
        RATED AA/Aa2

        STATE DORM AUTHORITY ST                              5.350      8/1/2017      $   235,000   $   235,000   $   247,046
        BARNABAS HOSPITAL
        CALLABLE 08/01/2007 @ 101
        AMBAC INSURED
        RATED AAA/Aaa

                                   {Continued)
   The accompanying notes are an integral part of these financial statements.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2005
                                   (Unaudited)

                      (See independent Accountant's Report)

% OF                                                         RATE       MATURITY          FACE       AMORTIZED       FAIR
TOTAL   MUNICIPAL BONDS                                       (%)         DATE           AMOUNT         COST         VALUE
-----------------------------------------------------------------------------------------------------------------------------
        STATE DORM AUTH REVS HIGHLAND                        5.350      8/1/2017      $   300,000   $   300,576   $   320,871
        HOSP ROCHESTER
        CALLABLE 02/01/2008 @ 102
        FHA & MBIA INSURED
        RATED AAA/Aaa

        ALBANY, NY                                           5.375      9/1/2018      $   100,000   $    99,711   $   110,959
        CALLABLE 09/01/2010 @ 102
        FGIC INSURED
        RATED AAA/Aaa

        PORT AUTH NY & NJ CONS                               5.000      10/15/2020    $   250,000   $   250,000   $   269,903
        125TH SER
        CALLABLE 04/15/2012 @101
        FSA INSURED
        RATED AAA/Aaa

        STATE ENVIRONMENTAL CLEAN                            4.500      6/15/2021     $   140,000   $   139,304   $   144,106
        WATER & DRINKING
        CALLABLE 06/15/2013 @100
        RATED AAA/Aaa
                                                                                      ---------------------------------------
        TOTAL NEW YORK                                                                $ 2,695,000   $ 2,694,794   $ 2,815,263
                                                                                      ---------------------------------------

 6.49%  NORTH CAROLINA
        MED CARE COMMON REF                                  4.500      4/1/2017      $   250,000   $   249,375   $   261,705
        CALLABLE 10/01/2013 @ 100
        FHA /FSA INSURSED
        RATED AAA/Aaa

        CHARLOTTE NC WTR & SWR                               5.600      5/1/2018      $   500,000   $   525,232   $   522,335
        PREREFUNDED 05/01/2006 @ 102
        RATED AAA/Aaa
                                                                                      ---------------------------------------
        TOTAL NORTH CAROLINA                                                          $   750,000   $   774,607   $   784,040
                                                                                      ---------------------------------------

                                   {Continued)
   The accompanying notes are an integral part of these financial statements.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2005
                                   (Unaudited)

                      (See independent Accountant's Report)

% OF                                                         RATE       MATURITY          FACE       AMORTIZED       FAIR
TOTAL   MUNICIPAL BONDS                                       (%)         DATE           AMOUNT         COST         VALUE
-----------------------------------------------------------------------------------------------------------------------------
 5.82%  OHIO
        STATE GENERAL OBLIGATION                             6.650      9/1/2009      $   500,000   $   501,193   $   535,570
        INFRASTRUCTURE IMPROVEMENT
        NON-CALLABLE
        SINKING FUND 09/01/2005
        RATED AA+/Aa 1

        FRANKLIN COUNTY HEALTH CARE                          6.150      12/20/2019    $   150,000   $   150,716   $   167,309
        CALLABLE 12/20/2009 @ 103
        GNMA COLL
        RATED NR/Aaa
                                                                                      ---------------------------------------
        TOTAL OHIO                                                                    $   650,000   $   651,909   $   702,878
                                                                                      ---------------------------------------
 6.95%  PENNSYLVANIA
        STATE TPK COMN                                       3.950      7/15/2008     $   250,000   $   249,543   $   257,310
        NON-CALLABLE
        AMBAC INSURED
        RATED AAA/Aaa

        STATE REF & PROJ-FIRST SER                           4.000      2/1/2016      $   250,000   $   250,000   $   254,575
        CALLABLE 02/01/2014 @ 100
        MBIA INSURED
        RATED AAA/Aaa

        STATE GENERAL OBLIGATION SECOND                      5.750      10/1/2017     $   100,000   $   100,000   $   111,698
        SER
        CALLABLE 10/01/2009 @ 101
        MBIA INSURED
        RATED AAA/Aaa

        PHILADELPHIA PA AUTH FOR INDL DEV                    5.300      2/1/2022      $   200,000   $   197,502   $   215,904
        REV RFDG
        CALLABLE 02/01/2008 @ 102
        SKG FD BEG 02/01/08 AVG LIFE 07/03/16
        FHA INSURED
        RATED NR/Aa2
                                                                                      ---------------------------------------
        TOTAL PENNSYLVANIA                                                            $   800,000   $   797,045   $   839,487
                                                                                      ---------------------------------------

                                   (Continued)
   The accompanying notes are an integral part of these financial statements.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2005
                                   (Unaudited)

                      (See independent Accountant's Report)

% OF                                                         RATE       MATURITY          FACE       AMORTIZED       FAIR
TOTAL   MUNICIPAL BONDS                                       (%)         DATE           AMOUNT         COST         VALUE
-----------------------------------------------------------------------------------------------------------------------------
 2.10%  SOUTH CAROLINA
        STATE CAP IMPT SER B                                 3.750      8/1/2008      $   250,000   $   250,900   $   254,255
        CALLABLE 08/01/2005 @ 102
        RATED AAA/Aaa
                                                                                      ---------------------------------------
        TOTAL SOUTH CAROLINA                                                          $   250,000   $   250,900   $   254,255
                                                                                      ---------------------------------------
 6.63%  TEXAS
        STATE PUBLIC FINANCE AUTHORITY                       6.000      10/1/2005     $   125,000   $   125,000   $   126,313
        SER 1992 A
        NON-CALLABLE
        RATED AA/Aa1

        STATE GENERAL OBLIGATION                             6.000      10/1/2006     $   150,000   $   148,598     $156,1,07
        NON-CALLABLE
        RATED AA/Aal

        STATE GENERAL OBLIGATION WATER                       5.250      8/1/2012      $   225,000   $   225,000   $   241,769
        FINANCIAL ASSISTANCE SER C
        CALLABLE 08/01/2008 @ 100
        RATED AA/Aal

        EL PASO WATER & SEWER REV                            5.500      3/1/2019      $   250,000   $   249,123   $   276,620
        CALLABLE 03/01/2010 @ 100
        FSA INSURED
        RATED AAA/Aaa
                                                                                      ---------------------------------------
        TOTAL TEXAS                                                                   $   750,000   $   747,720   $   800,808
                                                                                      ---------------------------------------
 2.37%  UTAH
        STATE HSG FIN AGY SINGLE FAM MTG                     4.100      7/1/2007      $    70,000   $    70,000   $    71,610
        SR ISSUE F-1
        NON-CALLABLE
        RATED AAA/Aaa

        INTERMOUNTAIN POWER AGENCY                           5.000      7/1/2021      $   215,000   $   198,043   $   215,297
        POWER SUPPLY REV SKG FD
        ESCROWED TO MATURITY (US GOVTS)
        CONTINUOUSLY CALLABLE
        RATED A+/A1
                                                                                      ---------------------------------------
        TOTAL UTAH                                                                    $   285,000   $   268,043   $   286,907
                                                                                      ---------------------------------------

                                    {Continued)
   The accompanying notes are an integral part of these financial statements.

                                        TEP FUND, INC.
                          PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                                      AS OF MAY 31,, 2005
                                          (Unaudited)
                             (See independent Accountant's Report)

% OF                                                         RATE       MATURITY          FACE       AMORTIZED       FAIR
TOTAL   MUNICIPAL BONDS                                       (%)         DATE           AMOUNT         COST         VALUE
-----------------------------------------------------------------------------------------------------------------------------
 3.42%  VIRGINIA
        JAMES CITY COUNTY                                    5.250      12/15/2011    $   400,000   $   414,232   $   413,572
        PREREFUNDED 12/15/2005 @ 102
        RATED AAA/Aaa
                                                                                      ---------------------------------------
        TOTAL VIRGINIA                                                                $   400,000   $   414,232   $   413,572
                                                                                      ---------------------------------------
 5.69%  WASHINGTON
        STATE GENERAL OBLIGATION SER B                       5.500      5/1/2010      $   150,000   $   150,476   $   165,416
        NON-CALLABLE
        RATED AA+/Aal

        STATE HSG FIN COMMN SINGLE-FAM                       3.550      6/1/2012      $   195,000   $   195,000   $   193,282
        NON-CALLABLE
        GNMA/FNMA INSURED
        RATED Aaa

        STATE VAR PURP SER 02 A                              5.000      7/1/2018      $   205,000   $   203,180   $   219,151
        CALLABLE 07/01/2011 @ 100
        FSA INSURED
        RATED AAA/ Aaa

        STATE MOTOR VEHICLE SER B                            5.625      7/1/2020      $   100,000   $   100,054   $   109,765
        CALLABLE 07/01/2010 @ 100
        RATED AA+/Aal
                                                                                      ---------------------------------------
        TOTAL WASHINGTON                                                              $   650,000   $   648,710   $   687,614
                                                                                      ---------------------------------------
 3.04%  WISCONSIN
        STATE GENERAL OBLIGATION SER A                       5.000      5/1/2009      $   250,000   $   250,000   $   254,613
        PREREFUNDED 05/01/2006@ 100
        RATED AA-/Aaa

        STATE GENERAL OBLIGATION SER C                       6.000      5/1/2019      $   100,000   $    99,768   $   113,260
        CALLABLE 05/01/2010 @ 100
        RATED AA-/Aa3
                                                                                      ---------------------------------------
        TOTAL WISCONSIN                                                               $   350,000   $   349,768   $   367,873
                                                                                      ---------------------------------------

                                   (Continued)
   The accompanying notes are an integral part of these financial statements.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2005
                                   (Unaudited)

                      (See independent Accountant's Report)

% OF                                                         RATE       MATURITY          FACE       AMORTIZED       FAIR
TOTAL   MUNICIPAL BONDS                                       (%)         DATE           AMOUNT         COST         VALUE
-----------------------------------------------------------------------------------------------------------------------------
  1.68%  WYOMING
         COMMUNITY DEVELOPMENT                               3.850      12/1/2011     $   200,000   $   198,652   $   202,640
         AUTHORITY HOUSING REV SER 7
         NON-CALLABLE
         RATED AA/Aa2
                                                                                      ---------------------------------------
         TOTAL WYOMING                                                                $   200,000   $   198,652   $   202,640
                                                                                      ---------------------------------------
 96.23%  TOTAL FIXED INCOME SECURITIES                                                $11,085,000   $11,128,075   $11,628,868

  2.48%  CITIFUNDS TAX-FREE RESERVES                                                                $   299,848   $   299,848
                                                                                                    -------------------------
 98.71%  TOTAL INVESTMENTS                                                                          $11,427,923   $11,928,716

  1.29%  OTHER: ASSETS LESS LIABILITIES                                                                           $   155,604
                                                                                                                  -----------
100.00%  TOTAL NET ASSETS                                                                                         $12,084,320
                                                                                                                  ===========

   The accompanying notes are an integral part of these financial statements.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                       May 31, 2005 and November 30, 2004

NOTE 1-

ORGANIZATION AND FUND DESCRIPTION

      The Tep Fund, Inc. (the "Fund") is a diversified closed-end registered investment company. The Fund's investment objective is to provide the maximum amount of current income exempt from Federal income tax as is consistent with the primary objective of preservation of capital. Capital Builders Advisory Services, Inc., an entity related through common management serves as the Fund's investment advisor. The board of directors on July 6, 2005 approved the termination of J.H. Cohn, LLC as auditors of the Tep Fund Inc. There had been no notice from J. H. Cohn, LLC of any deficiencies in the company's accounts, reporting, or application of accounting principles or internal control. The board then engaged the firm of Weiser LLP as auditors.

NOTE 2-SIGNIFICANT ACCOUNTING AND INVESTMENT POLICIES

A. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.

            (i) PORTFOLIO VALUATION: The Fund carries securities in its portfolio at values obtained from an independent pricing service. Such values are based on the most recent market prices. If any situation arises that no market value is available the fair value will be determined by the Board of Directors.

            (ii) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the securities are purchased or sold (the trade date). "When issued" securities are accounted for on the date the confirmation of the purchase order is issued by the underwriter. Interest income is recorded as earned.

            All securities owned by the Fund are held in a custodian account at Citibank, N.A.

            (iii) AMORTIZATION OF PREMIUM ON TAX-EXEMPT SECURITIES: Premiums on tax-exempt securities are amortized from date of purchase to maturity date, except for securities purchased at substantial premiums which are expected to be called and are amortized to the expected call date. Amortization of the premium is directly netted against interest income.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                       May 31, 2005 and November 30, 2004

NOTE 2 (CONTD.) - SIGNIFICANT ACCOUNTING and INVESTMENT POLICIES

            (iv) FEDERAL INCOME TAX: The Fund qualifies as a regulated investment company. Accordingly, no provision for federal income tax is required, except for a provision for capital gains taxes if the capital gains are not distributed to shareholders. Long-term capital gains realized during the six months ended May 31, 2005 and the year ended November 30, 2004 were $10,919 and $7,942 respectively. Such realized long-term capital gains were included in the dividends reportable by shareholders during the six months ended May 31, 2005 ($.01 per share) and the year ended November 30, 2004 ($.01 per share) (See note 4). The aggregate portfolio valuation in excess of tax cost (unrealized appreciation) was $500,793 and $536,781 at May 31, 2005 and November 30, 2004, respectively.

            (v) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

      B. The Fund's investment policy is to invest substantially all of its assets in municipal bonds, diversified as to issue and maturity, the interest from which is exempt from federal income tax. It also invests in short-term tax-exempt instruments. Only municipal bonds rated A or better by Moody's Investor Services, Inc. or A or better by Standard & Poors Corporation (S & P) are purchased. Short-term funds are invested in Citibank's Tax Free Reserve Fund and in short-term auction notes. The Fund will not invest more than 15% of its assets in uninsured industrial development bonds, and does not purchase the securities of any issuer except securities guaranteed by the United States government, its agencies or instrumentalities if as a result thereof more than 5% of its total assets would be invested in the securities of such issuer or if the Fund would own more than 5% of any class of the issuer's outstanding securities.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                       May 31, 2005 and November 30, 2004

NOTE 3- INVESTMENT ADVISORY FEE

      Under the terms of a contract renewed for the year ended May 31, 2005, the Fund paid Capital Builders Advisory Services, Inc. a related party, an investment advisory fee calculated at an annual rate of .25% of the Fund's average net assets. The contract was renewed for the year ending May 31, 2006, however the investment advisory fee was increased to .333%.

NOTE 4- PURCHASE AND SALES OF SECURITIES

      For the six months ended May 31, 2005 and the year ended November 30, 2004, the Fund made purchases of tax-exempt securities at a cost of $1,058,410 and $1,847,582 respectively.

      The Fund had redemptions and sales of tax-exempt securities of $745,000 in the six months ended May 31, 2005 and $1,236,500 during the year ended November 30, 2004. The amortized cost of these securities for the six months ended May 31, 2005 and for the year ended November 30, 2004, was $734,081 and $1,228,558 respectively, resulting in realized gains of $10,919 for the six months ended May 31, 2004 and $7,942 for the year ended November 30, 2004.

NOTE 5-FUND SHARE TRANSACTIONS

      The Fund is authorized to issue 3,000,000 shares of common stock with a par value of $.10 per share. At May 31, 2005 and November 30, 2004, there were 627,459 shares outstanding. There were no changes in the number of shares outstanding during the six months ended May 31, 2005 and year ended November 30, 2004.

NOTE 6- DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

      Dividends and Distributions to Shareholders: The Fund intends to pay an annual dividend, if any, to shareholders of record representing its net investment income and to distribute all of its realized net capital gains at least annually. Distributions are recorded on the ex-dividend date.

                                 TEP FUND, INC.
                          Notes To Financial Statements
                       May 31, 2005 and November 30, 2004

NOTE 6- DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (CONTINUED)

      Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may .differ from generally accepted accounting principles.

      On May 27, 2005 the board of directors declared a $.33 per share dividend, to be paid on July 19, 2005 to shareholders of record on June 17, 2005.

NOTE 7- FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET AND CREDIT RISK

      In the normal course of business, the Fund enters into transactions in financial instruments with off-balance-sheet risk. These financial instruments contain varying degrees of off-balance-sheet risk to the extent that subsequent changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets and liabilities. The Fund is subject to credit risk at May 31, 2005, as all securities owned and balances due are securities held by and balances due from its custodian.

Management
================================================================================
Alan S. Cooper, MD (60)

Position Held with Fund:  Chairman,  Since 2004.  Director  since 1998

Principle Occupation(s) During Past 5 Years: Physician, private practice in family medicine (1982-2004).
--------------------------------------------------------------------------------

Stephen Tabb (78)

Position Held with Fund: President, Since 1988

Principle Occupation(s) During Past 5 Years: Managing Director, Tocqueville Asset Management (2000-present); Capital Builders Advisory Services, Inc., President and Director (1977-present); Jahls Industries, Inc., President and Director (1990-Present)
--------------------------------------------------------------------------------

Kevin McGann (47)

Position Held with Fund: Director and Treasurer, Since 1998

Principle Occupation(s) During Past 5 Years: Partner in CPA firms, Marcum and Kliegman, LLP (2002-present); Partner, Grassi & Co. (2001-2002); Partner, Tabb, Conigliaro & McGann (prior to 2001).
--------------------------------------------------------------------------------

Joel Levy (63)

Position Held with Fund: Director, Since 1984

Principle Occupation(s) During Past 5 Years: JN.Levy, Inc., principle equity trader: trading through Rothchilds Lieberman and Spear Leeds and Kellogg (2002-present); Senior Managing Partner and Co-Founder of CM Equity Partners and Managing Member of CMLS Management, L.P. (1996-2001).
--------------------------------------------------------------------------------

Charles Roden (66)

Position Held with Fund: Director, Since 1988

Principle Occupation(s) During Past 5 Years: Oppenheimer & Co., Senior Vice President (2003-Present); Fahnestock, Senior Vice President (2001-2003); Broker, Josephthal & Co. (2001 and prior).
--------------------------------------------------------------------------------

Martha Marsh (63)

Position Held with Fund: Director, Since 2004

Principle Occupation(s) During Past 5 Years: Retired (2001-present); Chairman & CEO, Renee Fashions LTD. (1994-2001)
--------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in Semi-Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2)(i) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(a)(2)(ii) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tep Fund, Inc.
--------------------------------------------------------------------------------


By (Signature and Title)* /s/ Stephen Tabb, President
                          --------------------------------------------

Date August 23, 2005
     ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Stephen Tabb, President
                          --------------------------------------------

Date August 23, 2005
     ----------------------

By (Signature and Title)* /s/ Kevin McGann, Treasurer
                          --------------------------------------------


Date August 23, 2005
     ----------------------

* Print the name and title of each signing officer under his or her signature.